Average Annual Total Returns - Impax Ellevate Global Women's Leadership Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	21.09%	12.15%	12.17%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.67%	8.11%	10.13%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.36%	7.84%	9.85%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	14.80%	6.60%	8.88%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.04%	6.03%	7.92%

[1]	The MSCI World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding taxes.
[2]	Unlike the Global Women’s Fund, the MSCI World (Net) Index is not an investment, is not professionally managed and has no policy of sustainable investing. One cannot invest directly in an index.
[3]	For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.